Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	May 31, 2021	Apr. 30, 2021	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our PEO and to our other non-PEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.
Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. For time-based RSU awards, fair value is calculated using the closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price. For PSU awards, the same valuation methodology as RSU awards is used to calculate fair value except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement was 100% for the Synergy PSUs and HEXO PSUs The awards described in the Compensation Discussion & Analysis section under “2024 EBITDA PSU Awards” granted during Fiscal Year 2025 did not have a fair value for purposes of ASC 718 on the grant date or as the last day of Fiscal Year 2025 due to the three-year cumulative performance targets not having been set during Fiscal Year 2025. Therefore, there is no corresponding amount for the 2024 EBITDA PSU Awards included in the Pay Versus Performance Table or the tables in the footnotes to the Pay Versus Performance table below. See footnote 2 to the Summary Compensation Table for a discussion of the value of the 2024 EBITDA PSU Awards based on the value of a share of Company common stock as of the date of grant. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

	Current PEO[2]		Prior PEO[2]		Average of Non-PEO NEOs[3]		Value of $100 Initial Investment Based On:		Net Income (Loss)[9] ($000)	Adjusted EBITDA[10] ($000)
Fiscal Year[1]	SCT Total Compensation[4]	Compensation Actually Paid5 12	SCT Total Compensation[4]	Compensation Actually Paid	SCT Total Compensation[4]	Compensation Actually Paid6 12	Cumulative TSR[7]	Peer Group TSR[8]
2025	$10,295,612	($5,093,898)	$0	$0	$1,989,199	($530,210)	$4.37	$21.95	($2,181,356)	$55,035
2024	$10,142,971	$11,153,152	$0	$0	$2,061,804	$2,224,106	$18.27	$31.88	($222,404)	$60,465
2023	$15,656,584	$6,053,926	$0	$0	$2,371,929	$994,995	$16.95	$30.33	($1,443,000)	$61,479
2022	$19,456,767	$5,599,894	$0	$0	$2,755,870	$957,950	$45.58	$60.29	($434,132)	$48,047
2021	$13,683,998	$16,536,484	$6,458,729	$7,535,144	$2,208,882	$3,475,621	$172.39	$154.83	($336,014)	$40,771
2020	$0	$0	$1,907,812	($7,205,882)	$1,394,132	$431,435	$100.00	$100.00	($100,833)	$5,845[11]

(1)
Fiscal year 2021 was a five-month transition period (January 1, 2021 to May 31, 2021) due to the change in the Company’s fiscal year-end. For 2020, the reportable year was January 1, 2020 to December 31, 2020.

(2)
In fiscal year 2021, the PEOs included Irwin Simon (Current PEO) and Brendan Kennedy (Prior PEO). Mr. Simon served as the Company’s PEO for fiscal years 2022-2025. Mr. Kennedy served as the Company’s PEO in fiscal year 2020.

(3)	The non-PEO NEOs for the applicable fiscal years were as follows:
2024-2025: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary)
2023: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2022: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2021: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), Michael Krutech (Former CFO), Jon Levin (Former COO), and Andrew Pucher (Former Chief Corporate Development Officer)
2020: Michael Kruteck (Former CFO), Jon Levin (Former COO), Mark Castaneda (Former CFO & Treasurer), Edward Wood Pastorius, Jr. (Former Chief Revenue Officer), Andrew Pucher (Former Chief Corporate Development Officer), and Kathryn Dickson (President, Manitoba Harvest USA, LLC).
(4)
The values in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) as stated in the Company’s past proxy filings for the corresponding fiscal year. See the footnotes to the applicable SCT for further detail regarding the amounts in this column.

(5)	The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Current PEO during 2025:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	SCT Total Compensation[4]	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2025	$10,295,612	$4,729,400	$1,011,762	$0	($11,837,247	$165,375	$0	$0	($10,660,110)

(6)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	SCT Total Compensation Of Average of Non-PEO NE	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2025	$1,989,199	$904,578	$193,517	$0	($1,814,303)	$5,955	$0	$0	($1,614,831)

(7)	Total shareholder return is calculated for each fiscal year based on a fixed investment of $100 from May 31, 2020 through the end of each applicable year, assuming reinvestment of dividends.
(8)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.
(9)	The dollar amounts reported represents the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year or period.
(10)
The Company has identified Adjusted EBITDA as the Company-selected measure for this pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and Non-PEO NEOs to the Company’s performance in Fiscal Year 2025. The Adjusted EBITDA for all years except the year ended May 31, 2024 and the year ended May 31, 2020 includes an adjustment for lease expenses. Please see “Reconciliation of Non-GAAP Financial Measures to GAAP Measures” in our Annual Report on Form 10-K for the fiscal year ended May 31, 2025 and our Form 10-K/A for the fiscal year ended May 31, 2022 for a reconciliation of such non-GAAP Measures to the most directly comparable GAAP financial measures.
(11)	Represents Aphria Inc.’s Adjusted EBITDA for the year ended May 31, 2020, presented in USD and according to US GAAP.
(12)
The “2024 EBITDA PSU Awards” as described in the Compensation Discussion & Analysis section are not included because there was no change in fair value as of the end of Fiscal Year 2025 based upon the probable outcome of the performance conditions as of the last day of Fiscal Year 2025. There was no grant date fair value for purposes of ASC 718 due to the three-year cumulative performance targets not having been set during Fiscal Year 2025.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(2)
In fiscal year 2021, the PEOs included Irwin Simon (Current PEO) and Brendan Kennedy (Prior PEO). Mr. Simon served as the Company’s PEO for fiscal years 2022-2025. Mr. Kennedy served as the Company’s PEO in fiscal year 2020.

(3)	The non-PEO NEOs for the applicable fiscal years were as follows:
2024-2025: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary)
2023: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), Roger Savell (Chief Administrative Officer), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2022: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), and Mitchell Gendel (Global General Counsel and Corporate Secretary
2021: Carl Merton (CFO), Denise Faltischek (Chief Strategy Officer and Head of International), James Meiers (Head of Canada), Michael Krutech (Former CFO), Jon Levin (Former COO), and Andrew Pucher (Former Chief Corporate Development Officer)
2020: Michael Kruteck (Former CFO), Jon Levin (Former COO), Mark Castaneda (Former CFO & Treasurer), Edward Wood Pastorius, Jr. (Former Chief Revenue Officer), Andrew Pucher (Former Chief Corporate Development Officer), and Kathryn Dickson (President, Manitoba Harvest USA, LLC).

Peer Group Issuers, Footnote
(8)	Horizons Marijuana Life Sciences Index is the peer group index selected by the Company for this purpose and for purposes of the Stock Performance Graph in our Annual Report.

Adjustment To PEO Compensation, Footnote
(5)	The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our Current PEO during 2025:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	SCT Total Compensation[4]	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2025	$10,295,612	$4,729,400	$1,011,762	$0	($11,837,247	$165,375	$0	$0	($10,660,110)

Non-PEO NEO Average Total Compensation Amount			$ 1,989,199	$ 2,061,804	$ 2,371,929	$ 2,755,870	$ 2,208,882	$ 1,394,132
Non-PEO NEO Average Compensation Actually Paid Amount			$ (530,210)	2,224,106	994,995	957,950	3,475,621	431,435
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The following table sets forth the adjustments made during each fiscal year presented in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our Non-PEO NEOs during each of the reportable years:

Adjustments to Determine Compensation “Actually Paid” for Current PEO	SCT Total Compensation Of Average of Non-PEO NE	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/ deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase/ deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments to SCT Total Compensation
2025	$1,989,199	$904,578	$193,517	$0	($1,814,303)	$5,955	$0	$0	($1,614,831)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:

Adjusted EBITDA
Consolidated Net Revenue

Total Shareholder Return Amount			$ 4.37	18.27	16.95	45.58	172.39	100
Peer Group Total Shareholder Return Amount			$ 21.95	$ 31.88	$ 30.33	$ 60.29	$ 154.83	$ 100
Company Selected Measure Amount			55,035,000	60,465,000	61,479,000	48,047,000	40,771,000	5,845,000
PEO Name	Irwin Simon	Brendan Kennedy	Irwin Simon	Irwin Simon	Irwin Simon	Irwin Simon		Brendan Kennedy
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (2,181,356,000)	$ (222,404,000)	$ (1,443,000,000)	$ (434,132,000)	$ (336,014,000)	$ (100,833,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(10)
The Company has identified Adjusted EBITDA as the Company-selected measure for this pay versus performance disclosure, as it represents the most significant financial performance measure used to link compensation actually paid to the PEOs and Non-PEO NEOs

			to the Company’s performance in Fiscal Year 2025. The Adjusted EBITDA for all years except the year ended May 31, 2024 and the year ended May 31, 2020 includes an adjustment for lease expenses. Please see “Reconciliation of Non-GAAP Financial Measures to GAAP Measures” in our Annual Report on Form 10-K for the fiscal year ended May 31, 2025 and our Form 10-K/A for the fiscal year ended May 31, 2022 for a reconciliation of such non-GAAP Measures to the most directly comparable GAAP financial measures
Measure:: 2
Pay vs Performance Disclosure
Name			Consolidated Net Revenue
EBITDA PSU Awards Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
EBITDA PSU Awards Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Irwin Simon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,295,612	10,142,971	15,656,584	19,456,767	13,683,998	0
PEO Actually Paid Compensation Amount			(5,093,898)	11,153,152	6,053,926	5,599,894	16,536,484	0
Brendan Kennedy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	6,458,729	1,907,812
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ 0	$ 7,535,144	$ (7,205,882)
PEO | Irwin Simon [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,660,110)
PEO | Irwin Simon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,729,400)
PEO | Irwin Simon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,011,762
PEO | Irwin Simon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,837,247
PEO | Irwin Simon [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Irwin Simon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			165,375
PEO | Irwin Simon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Irwin Simon [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,614,831)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(904,578)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			193,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,814,303)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,955
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0